Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Corporate bank deposits [Member]
Segment Reporting Information [Line Items]
Revenue	$ 12,923,495	$ 14,833,038	$ 4,325,689